Net Loss Per Share - Summary of Basic and Diluted Net Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	$ (11,565)	¥ (80,868)	¥ (708,174)	$ (747,763)	¥ (747,763)
Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding	1,862,554,166	1,862,554,166	2,025,072,131	2,195,818,231	2,195,818,231
Denominator:
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	1,862,554,166	1,862,554,166	2,025,072,131	2,195,818,231	2,195,818,231
Net loss per ordinary share
—Basic | (per share)	$ (0.01)	¥ (0.04)	¥ (0.35)		¥ (0.34)
Net loss per ordinary share
—Diluted | (per share)	$ (0.01)	¥ (0.04)	¥ (0.35)		¥ (0.34)